Commitments and Contingencies (Schedule of Future Annual Minimum Rental Payments (Details) $ in Millions	Aug. 02, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Minimum rental obligation, 2016	$ 38
Minimum rental obligation, 2017	26
Minimum rental obligation, 2018	22
Minimum rental obligation, 2019	17
Minimum rental obligation, 2020	15
Minimum rental obligation, thereafter	$ 21